WCM China Quality Growth Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.0%
	CHINA — 79.8%
94,000	China Communications Services Corp. Ltd. - Class H	$50,906
12,000	China Merchants Bank Co., Ltd. - Class H	59,507
4,000	Cloud Music, Inc.*	68,434
2,000	Contemporary Amperex Technology Co., Ltd. - Class A	71,804
4,554	Full Truck Alliance Co., Ltd. - ADR	41,032
6,000	Fuyao Glass Industry Group Co., Ltd. - Class H	40,327
12,000	Hangzhou Oxygen Plant Group Co., Ltd. - Class A	40,416
5,200	Huali Industrial Group Co., Ltd. - Class A	54,779
14,262	HUYA, Inc. - ADR	72,736
2,985	Kanzhun Ltd. - ADR	51,820
300	Kweichow Moutai Co., Ltd. - Class A	74,742
25,500	Li Ning Co., Ltd.	64,620
4,200	Meituan - Class B*	92,926
16,500	NARI Technology Co., Ltd. - Class A	65,073
373	PDD Holdings, Inc. - ADR*	50,284
6,700	Shenzhen Inovance Technology Co., Ltd. - Class A	59,636
2,000	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	83,522
2,000	Shenzhou International Group Holdings Ltd.	18,151
4,100	Sieyuan Electric Co., Ltd. - Class A	43,185
4,250	Tencent Holdings Ltd.	243,063
31,000	TravelSky Technology Ltd. - Class H	46,098
1,096	Trip.com Group Ltd. - ADR*	65,135
22,200	Warom Technology, Inc. Co. - Class A	63,283
30,000	Yadea Group Holdings Ltd.	53,332
19,900	Zhejiang Jiemei Electronic & Technology Co., Ltd. - Class A	58,400
		1,633,211
	HONG KONG — 6.4%
8,351	AIA Group Ltd.	74,820
800	Hong Kong Exchanges & Clearing Ltd.	33,569
1,528	Techtronic Industries Co., Ltd.	23,213
		131,602
	NETHERLANDS — 6.0%
14,218	Prosus N.V. - ADR	123,697
	SINGAPORE — 2.9%
7,200	BOC Aviation Ltd.	59,553
	TAIWAN — 3.9%
3,000	Allied Supreme Corp.	31,520

WCM China Quality Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN (Continued)
1,315	MediaTek, Inc.	$48,825
		80,345
	TOTAL COMMON STOCKS
	(Cost $1,819,496)	2,028,408

Principal Amount
	BANK DEPOSIT INVESTMENTS — 0.4%
$7,218	UMB Bank, Money Market Special II, 4.68%[1]	7,218
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $7,218)	7,218
	TOTAL INVESTMENTS — 99.4%
	(Cost $1,826,714)	2,035,626
	Other Assets in Excess of Liabilities — 0.6%	12,325
	TOTAL NET ASSETS — 100.0%	$2,047,951

ADR – American Depository Receipt

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.